Provisions - Summary of Provisions (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of other provisions [abstract]
Beginning balance	€ 214	€ 320
Additional provisions	180	42
Disposals	(38)	(60)
Unused amounts reversed through the income statement	(1)	(3)
Used during the year	(32)	(90)
Net exchange differences	(15)	5
Ending balance	309	214
Current	253	137
Non-current	€ 56	€ 77